Related Party Transactions - Schedule of Related Parties Activity (Details) (10Q) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Beginning Balance due from (to) related party	$ 17,800	$ (46,100)	$ (46,100)	$ (30,000)
Working capital advances received	6,937		(60,450)	(45,100)
Repayments received		11,000	124,350	29,000
Ending Balance due from (to) related party	2,592		17,800	(46,100)
Foundation [Member]
Beginning Balance due from (to) related party	3,200	(46,100)	(46,100)	(30,000)
Working capital advances received	3,687		(48,350)	(45,100)
Repayments received	(6,050)		97,650	29,000
Ending Balance due from (to) related party	837		3,200	(46,100)
CEO [Member]
Beginning Balance due from (to) related party	5,900
Working capital advances received			(7,500)
Repayments received	(5,900)		13,400
Ending Balance due from (to) related party			5,900
CFO [Member]
Beginning Balance due from (to) related party	8,700
Working capital advances received	3,250		(4,600)
Repayments received	(10,195)		13,300
Ending Balance due from (to) related party	$ 1,755		$ 8,700